Revenue from collaboration agreements	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Revenue from collaboration agreements
5. Revenue from collaboration agreements
The Group currently earns revenue through strategic collaboration agreements with third party pharmaceutical and biotechnology companies. As of June 30, 2024, the Group had four revenue-generating strategic collaboration agreements in place, three with Bristol-Myers-Squibb (“BMS”) and one
agreement with ModernaTX, Inc. (“Moderna”), effective in October 2023. Three of the four revenue-generating strategic collaboration agreements are in pre-clinical
stage and the BMS IMA401 collaboration agreement is in clinical stage. The collaboration with Genmab A/S, Copenhagen /Denmark (“Genmab”) was terminated in March 2024 and the Group recorded the remaining deferred revenue of €14.9 million from the Genmab collaboration during the three months ended March 31, 2024.
Revenue from collaboration agreements was realized with the following partners:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	(Euros in thousands)		(Euros in thousands)
BMS, United States	10,035	21,439	15,770	31,935
Moderna, United States	8,720	—	18,303	—
Genmab, Denmark	—	915	14,951	215

Total	18,755	22,354	49,024	32,150

As of June 30, 2024, the Group has not recognized any milestone revenue under the collaboration agreements, due to the scientific uncertainty of achieving the milestones or the successful commercialization of a product. As of June 30, 2024, Immatics had not received any milestone or royalty payments in connection with the collaboration agreements. The Group plans to recognize the remaining deferred revenue balance into revenue as it performs the related performance obligations under each contract.
The revenue for the three and six months ended June 30, 2024 from collaboration agreements with BMS and Moderna is revenue recognized over time on a cost-to-cost basis. For the collaboration with BMS the revenue for the
three and six months ended June 30, 2023 included an
Opt-in
payment of €13.7 million compared to the three and six months ended June 30, 2024. The collaboration with Moderna is effective since October 2023, therefore no revenue is recognized during the three and six months ended June 30, 2023. For the three months ended June 30, 2024 no revenue was recognized for the collaboration with Genmab as the collaboration was terminated in March 2024
. The termination resulted
in a recognition of the remaining deferred revenue of €14.9 million during the six months ended June 30, 2024.
Deferred revenue related to the collaboration agreements consists of the following:

	As of
	June 30, 2024	December 31, 2023
	(Euros in thousands)
Current	95,521	100,401
Non-current	75,298	115,527

Total	170,819	215,928

Deferred revenues are contract liabilities within the scope of IFRS 15.
The Group recognized expenses related to the amortization of capitalized cost of obtaining a contract of €0.4 million and €0.1 million for the six months ended June 30, 2024 and June 30, 2023.